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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Cincinnati Life Insurance Company
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth S. Miller
Title: Sr. Vice President
Phone: (513) 870-2633

Signature, Place and Date of Signing:

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


/s/ Kenneth S. Miller                   Fairfield, Ohio   May 8, 2006
-------------------------------------
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers               1

Form 13F Information Table Entry Total:        24

Form 13F Information Table Value Total:   428,787

List of Other Included Managers:

01 Cincinnati Financial Corporation 13F File No. 028-10798


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
                                   COLUMN 2       COLUMN 3    COLUMN 4    COLUMN 5
            ISSUER              TITLE OF CLASS     CUSIP     FMV (000)     SHARES    SH/PRN   PUT/CALL
            ------              --------------   ---------   ---------   ---------   ------   --------
ALLIANCEBERNSTEIN               COMMON           01881G106     74,458    1,123,900     SH
CINERGY CORP                    COMMON           172474108     24,408      537,500     SH
COMMERCIAL NET LEASE REALTY     COMMON           202218103     12,305      528,100     SH
DEVELOPERS DIVERSIFIED REALTY   COMMON           251591103     24,638      450,000     SH
DUKE REALTY CORP                COMMON           264411505     18,975      500,000     SH
EXXON MOBIL CORPORATION         COMMON           30231G102     24,709      406,000     SH
FIFTH THIRD BANCORP             COMMON           316773100     40,782    1,036,125     SH
FIRST MERIT CORPORATION         COMMON           337915102      2,466      100,000     SH
FORTUNE BRANDS INC              COMMON           349631101      8,063      100,000     SH
GENERAL ELECTRIC CO.            COMMON           369604103      3,478      100,000     SH
GLIMCHER REALTY TRUST           COMMON           379302102     25,560      900,000     SH
JOHNSON & JOHNSON               COMMON           478160104      7,403      125,000     SH
LINCOLN NATIONAL CORP           COMMON           534187109      8,189      150,000     SH
NATIONAL CITY CORPORATION       COMMON           635405103     56,120    1,608,032     SH
PARTNERRE LTD                   COMMON           G6852T105      2,970       47,828     SH
PFIZER INC                      COMMON           717081103      6,230      250,000     SH
PIEDMONT NATURAL GAS            COMMON           720186105        489       20,400     SH
PNC FINANCIAL SERVICES GROUP    COMMON           693475105     16,430      244,100     SH
PROCTER & GAMBLE CORPORATION    COMMON           742718109      6,051      105,000     SH
SKY FINANCIAL GROUP INC         COMMON           83080P103      8,106      305,900     SH
SYSCO CORP                      COMMON           871829107        801       25,000     SH
U S BANCORP                     COMMON           902973304      7,625      250,000     SH
WELLS FARGO & CO                COMMON           949746101     24,271      380,000     SH
WYETH                           COMMON           983024100     24,260      500,000     SH
                                                              428,787    9,792,885

                                   COLUMN 6      COLUMN 7   COLUMN 8
            ISSUER              INVESTMENT DIS   OTH MGRS     SOLE       SHARED    NONE
            ------              --------------   --------   --------   ---------   ----
ALLIANCEBERNSTEIN               SHARED              01         --      1,123,900    --
CINERGY CORP                    SHARED              01         --        537,500    --
COMMERCIAL NET LEASE REALTY     SHARED              01         --        528,100    --
DEVELOPERS DIVERSIFIED REALTY   SHARED              01         --        450,000    --
DUKE REALTY CORP                SHARED              01         --        500,000    --
EXXON MOBIL CORPORATION         SHARED              01         --        406,000    --
FIFTH THIRD BANCORP             SHARED              01         --      1,036,125    --
FIRST MERIT CORPORATION         SHARED              01         --        100,000    --
FORTUNE BRANDS INC              SHARED              01         --        100,000    --
GENERAL ELECTRIC CO.            SHARED              01         --        100,000    --
GLIMCHER REALTY TRUST           SHARED              01         --        900,000    --
JOHNSON & JOHNSON               SHARED              01         --        125,000    --
LINCOLN NATIONAL CORP           SHARED              01         --        150,000    --
NATIONAL CITY CORPORATION       SHARED              01         --      1,608,032    --
PARTNERRE LTD                   SHARED              01         --         47,828    --
PFIZER INC                      SHARED              01         --        250,000    --
PIEDMONT NATURAL GAS            SHARED              01         --         20,400    --
PNC FINANCIAL SERVICES GROUP    SHARED              01         --        244,100    --
PROCTER & GAMBLE CORPORATION    SHARED              01         --        105,000    --
SKY FINANCIAL GROUP INC         SHARED              01         --        305,900    --
SYSCO CORP                      SHARED              01         --         25,000    --
U S BANCORP                     SHARED              01         --        250,000    --
WELLS FARGO & CO                SHARED              01         --        380,000    --
WYETH                           SHARED              01         --        500,000    --
                                                                       9,792,885


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